NOTE 9 - COMMITMENTS AND CONTINGENCIES	6 Months Ended
Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Consulting Agreements with Individuals

The Company has entered into Consulting Agreements with the Company’s Chief Executive Officer, the wife of the Company’s Chief Executive Officer, the mother of the Company’s Chief Executive Officer, and other service providers (see Note 4 – Accrued Consulting Fees). The Consulting Agreement with the Company’s Chief Executive Officer provides for monthly compensation of $10,000 and has a term expiring December 31, 2020. The Consulting Agreement with the wife of the Company’s Chief Executive Officer provides for monthly compensation of $15,000 and has a term expiring July 31, 2021. The Consulting Agreement with the mother of the Company’s Chief Executive Officer provided for monthly compensation of $5,000 and was terminated as of November 30, 2019. The other 3 consulting agreements provided for monthly compensation totaling $6,500 and were terminated as of November 30, 2019.

Corporate Consulting Agreement

On March 14, 2018, the Company executed a Corporate Consulting Agreement (the “Agreement”) with a consulting firm entity (the “Consultant”). The Agreement provided for the Consultant to perform certain investor relations and other services for the Company. The term of the Agreement was 4 months but the Agreement provided that the Company could terminate the Agreement for any reason at any time upon 5 days written prior notice. The Agreement provided for 8 payments of cash fees totaling $240,000 to be paid to the Consultant over 4 months.

On April 1, 2018, the Company notified the Consultant that the Agreement was terminated. A total of $25,000 was paid to the Consultant in March 2018 which was expensed and included in “Salaries and Consulting Fees” in the Consolidated Statement of Operations for the year ended May 31, 2018. No other amounts were accrued at August 31, 2020 and May 31, 2020.

On October 16, 2018 (see Note 8), the Company issued 5,000 shares of its common stock to the Consultant. On October 26, 2018, the Consultant advised the Company that it had not been notified that the Agreement was terminated on April 1, 2018 and that the Company is in default of the Agreement.

Consulting Agreement with New Jersey Entity

On December 5, 2019 and January 13, 2020, the Company paid $50,000 and $50,000, respectively to a consulting firm entity (the “Consultant”) pursuant to Consulting Agreements dated December 4, 2019 and January 11, 2020. The Consulting Agreements provide for the Consultant to perform certain strategic planning, business development, and investor relations services for the Company for total compensation of $100,000 cash (which was expensed and included in “Other Selling, General and Administrative Expenses” in the Consolidated Statement of Operations for the three months ended February 29, 2020. The terms of the Consulting Agreements are for 90 days each.